Columbia Strategic New York Municipal Income Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.250%	850,000	850,000
Total Floating Rate Notes (Cost $850,000)			850,000

Municipal Bonds 94.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.1%
Build Resource Corp.(c)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,000,000	1,029,929
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,110,000	1,111,003
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,241,663
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2041	4.000%	600,000	580,580
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	2,980,948
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,592,511
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	1,000,000	945,861
Total			9,482,495
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 10.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	934,393
Build NYC Resource Corp.(d)
Revenue Bonds
Bold Charter School Project
Series 2025
07/01/2060	6.000%	1,000,000	1,004,819
ERE425 LLC - Zeta Charter School, Inc. Project
Series 2025
10/15/2045	5.125%	1,000,000	985,375
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	265,197
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	700,000	546,568
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	986,778
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	975,555
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,250,679
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	984,094
The Renaissance Charter School 2 Project
Series 2025
06/15/2055	5.500%	1,000,000	970,051
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2043	4.000%	1,000,000	952,719
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	493,526

Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Eugenio Maria de Hostos Charter School
Series 2024
07/01/2059	5.000%	1,000,000	896,268
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	744,972
Total			11,990,994
Higher Education 2.0%
Madison County Capital Resource Corp.
Refundind Revenue Bonds
Colgate University Project
Series 2025
07/01/2043	5.000%	550,000	601,046
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2042	5.250%	500,000	552,702
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,218,677
Total			2,372,425
Hospital 4.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany Medical Center Hospital Project
Series 2025
05/01/2050	5.250%	1,000,000	1,046,757
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	502,343
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	848,234
Northwell Health Obligated Group
Series 2024
05/01/2054	4.000%	1,000,000	876,861
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2049	5.250%	2,000,000	2,015,720
Total			5,289,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.2%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	445,842
Revenue Bonds
Series 2024A
11/15/2054	4.000%	1,000,000	896,411
Total			1,342,253
Local General Obligation 6.2%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,781,415
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,354,942
05/01/2043	5.250%	1,000,000	1,072,805
Series 2024C
03/01/2053	5.250%	1,000,000	1,041,776
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	906,556
Total			7,157,494
Multi-Family 10.5%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,721,129
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,029,556
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,310,000	1,288,945
11/01/2049	3.650%	875,000	755,533
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	659,865
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	673,857
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,325,980
Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	739,068
Series 2019D
11/01/2044	3.700%	1,000,000	916,042
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	720,692
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,167,283
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	527,118
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	736,326
Total			12,261,394
Municipal Power 0.5%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	375,000	249,844
Series 2012A
07/01/2042	0.000%	500,000	333,125
Total			582,969
Other Bond Issue 2.9%
Battery Park City Authority
Refunding Revenue Bonds
Sustainability Bonds
Series 2025
11/01/2044	5.000%	1,000,000	1,105,503
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	359,502
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,000,000	846,243
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,019,641
Total			3,330,889
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	314,571
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,030
Ports 3.5%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,042,163
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	790,000	821,877
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,254,642
Total			4,118,682
Prep School 0.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Bay Ridge Preparatory School Project
Series 2024
09/01/2059	5.000%	1,000,000	902,974
Prepaid Gas 0.9%
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	1,000,000	1,065,720
Recreation 0.8%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	932,443

Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.6%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	650,000	651,177
Retirement Communities 4.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	758,838
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	838,735
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,624,080
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,655,518
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	468,757
Total			5,345,928
Sales Tax 10.7%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	434,951	289,242
Subordinated Series 2022
11/01/2043	0.000%	285,283	186,861
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2025A
03/15/2050	5.250%	1,830,000	1,942,379
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	4,801,000	1,663,458
07/01/2051	0.000%	4,449,000	1,126,974
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	978,754
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	1,000,000	1,034,821
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,123,520
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,103,315
Total			12,449,324
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	133,645
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	970,000	965,528
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2038	3.850%	170,000	169,949
Total			1,269,122
Special Non Property Tax 10.9%
Metropolitan Transportation Authority(h)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	2,068,835
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	1,500,000	1,598,833
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,771,201
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,034,526
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	2,000,000	1,810,466
Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	540,320
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,071,570
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	2,000,000	1,820,369
Total			12,716,120
Tobacco 4.9%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	949,365
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,678,859
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,016,836
Total			5,645,060
Transportation 1.7%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,024,661
Turnpike / Bridge / Toll Road 0.2%
New York State Thruway Authority
Junior Refunding Revenue Bonds
Series 2026A
01/01/2045	5.000%	250,000	270,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 7.7%
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2055	5.250%	3,000,000	3,159,939
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,093,276
Subordinated Series 2024AA
06/15/2054	4.000%	2,000,000	1,792,720
New York City Municipal Water Finance Authority(i)
Revenue Bonds
Water and Sewer System Second General Resolution
Subordinated Series 2026
06/15/2047	5.000%	1,000,000	1,055,702
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	916,988
Total			9,018,625
Total Municipal Bonds (Cost $114,841,974)			110,550,745

Money Market Funds 4.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(j)	5,138,931	5,139,445
Total Money Market Funds (Cost $5,138,931)		5,139,445
Total Investments in Securities (Cost: $120,830,905)		116,540,190
Other Assets & Liabilities, Net		29,321
Net Assets		116,569,511
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.

Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $10,818,191, which represents 9.28% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $6,285,566, which represents 5.39% of total net assets.

(f)	Represents a security in default.
(g)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Strategic New York Municipal Income Fund  | 2026

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1QT205_10_T01_(03/26)